Selling Expenses	12 Months Ended
Dec. 31, 2024
Selling Expenses [Abstract]
SELLING EXPENSES

NOTE 12 — SELLING EXPENSES

	For the years ended December 31,
	2024	2023	2022
Commission paid	$169,422	$144,476	$143,724
Consulting expenses	4,974,139	1,485,807	855,079
Employee compensation and benefits	112,450	105,987	132,358
Entertainment expenses	227,284	247,713	197,162
Freight charges	675,134	592,053	716,813
Other expenses	184,322	133,340	72,916
	$6,342,751	$2,709,376	$2,118,052